Share Capital - Long-term Incentive Plan (Details) $ in Thousands	6 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 04, 2023 D
Share Capital
Number of Business Days Subsequent to Lifting of Black Out | D		10
Expense from share-based payment | $	$ 4,929
Long-term Incentive Plan
Share Capital
Aggregate number of common shares to be issued, as a percent of outstanding common shares when combined with the aggregate number of Option, RSU, PSU and DSU	10.00%
DSUs
Share Capital
Number of awards granted as of reporting date | shares	1,991,004